For Internal Use Only		Submit 1 Original		OMB Approval No.:
Sec File No. 91 -		and 9 Copies		Expires:

Estimated average burden hours per response: 2.00

91-811

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OCT 23 2006

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

06060179

4. Name of Underlying Instrument:

Russell 2000 Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

IWM

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

New York Stock Exchange, Nasdaq Stock Market, American Stock Exchange

PROCESSED
OCT 31 2006
THOMSON FINANCIAL

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Mary Yeager

Title:

Corporate Secretary

Telephone Number:

(212) 656-2062

Manual Signature of Official Responsible for Form:

Mary Yeager

October 20, 2006

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCTOBER 23, 2006

SEC 2449 (1/99)

Mary Yeager
Corporate Secretary

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

NYSE Arca

Via Overnight Mail

October 20, 2006

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
OCT 23 2006
DIVISION OF MARKET REGULATION

Ms. Gail Jackson
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **Form 19b-4(e)'s – iShares Trust**

Dear Ms. Jackson:

On October 20, 2006, iShares Trust transferred the listing of nine Funds to NYSE Arca, Inc. Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find on original and nine copies of Form 19b-4(e) with respect to the following securities:

- iShares Trust, iShares Russell 1000 Index Fund (Ticker Symbol IWB);
- iShares Trust, iShares Russell 1000 Growth Index Fund (Ticker Symbol IWF);
- iShares Trust, iShares Russell 1000 Value Index Fund (Ticker Symbol IWD);
- iShares Trust, iShares Russell 2000 Index Fund (Ticker Symbol IWM);
- iShares Trust, iShares Russell 2000 Growth Index Fund (Ticker Symbol IWO);
- iShares Trust, iShares Russell 2000 Value Index Fund (Ticker Symbol IWN);
- iShares Trust, iShares Russell 3000 Index Fund (Ticker Symbol IWV);
- iShares Trust, iShares Russell 3000 Growth Index Fund (Ticker Symbol IWZ); and
- iShares Trust, iShares Russell 3000 Value Index Fund (Ticker Symbol IWW).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Arca, Inc.)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCTOBER 23, 2006